UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               2/10/2010
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        136

Form 13F Information Table Value Total:    482,095
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFFIL MGRS GRP                 COM              008252108     1592    23640 SH       Sole                    11645             11995
ALCOA INC                      COM              013817101       32     2000 SH       Sole                     2000                 0
ALEXION PHARMACEUTICALS INC    COM              015351109     1597    32705 SH       Sole                    16105             16600
AMAZON.COM INC                 COM              023135106     7120    52932 SH       Sole                    11427             41505
ANADARKO PETROLEUM CORP        COM              032511107     9420   150919 SH       Sole                    43410            107509
ANALOG DEVICES                 COM              032654105    10361   328091 SH       Sole                    81171            246920
APAC TELESERVIC                COM              00185E106        6     1045 SH       Sole                        0              1045
APPLE INC                      COM              037833100    17426    82691 SH       Sole                    19253             63438
ARUBA NETWORKS                 COM              043176106     2396   224720 SH       Sole                   110760            113960
ASIAINFO HOLDINGS INC          COM              04518A104     2743    90095 SH       Sole                    44355             45740
ATHEROS COMMUNICATIONS INC     COM              04743P108     2126    62085 SH       Sole                    30585             31500
BAXTER INTERNATIONAL INC       COM              071813109     8556   145807 SH       Sole                    39898            105909
BED BATH & BEYOND              COM              075896100     4966   128630 SH       Sole                    18205            110425
BERKSHIRE HATHAWAY INC CL B    COM              084670207       13        4 SH       Sole                        4                 0
BEST BUY                       COM              086516101       28      715 SH       Sole                      715                 0
BIG LOTS INC                   COM              089302103     1629    56195 SH       Sole                    27570             28625
BIOSCRIP                       COM              09069N108     1664   199060 SH       Sole                    98185            100875
BLACKROCK INC                  COM              09247X101     7927    34138 SH       Sole                    10253             23885
BLUE COAT SYSTEMS              COM              09534T508     2173    76130 SH       Sole                    37555             38575
BRISTOL-MYERS SQUIBB CO        COM              110122108     1441    57065 SH       Sole                    45025             12040
BROADCOM CORP                  COM              111320107    10849   344752 SH       Sole                    81722            263030
BUCYRUS INTL INC A             COM              118759109    10989   194951 SH       Sole                    56861            138090
CAMERON INTERNATIONAL CORPORATICOM              13342B105     7822   187128 SH       Sole                    26272            160856
CARRIZO OIL & GAS INC          COM              144577103     2077    78345 SH       Sole                    38660             39685
CELGENE CORP                   COM              151020104     5780   103800 SH       Sole                    14555             89245
CHIPOTLE MEXICAN GRILL INC     COM              169656105     1531    17365 SH       Sole                     8310              9055
CISCO SYSTEMS INC              COM              17275R102     9734   406583 SH       Sole                   101553            305030
COAST FED LITIGATION CONTIGENT COM              CCPRZ            0      500 SH       Sole                      500                 0
COLGATE-PALMOLIVE CO           COM              194162103     7699    93715 SH       Sole                    25935             67780
COMMSCOPE INC                  COM              203372107        5      195 SH       Sole                        0               195
COOPER TIRE & RUBBER           COM              216831107     1026    51162 SH       Sole                    25331             25831
CUBIC CORP                     COM              229669106        4      100 SH       Sole                        0               100
CVS/CAREMARK CORPORATION       COM              126650100      127     3932 SH       Sole                     3757               175
DEVON ENERGY CORP              COM              25179M103     2177    29617 SH       Sole                    23412              6205
DIAMOND FOODS INC              COM              252603105     1571    44205 SH       Sole                    21790             22415
DOLLAR FINANCIAL               COM              256664103      746    31575 SH       Sole                    15615             15960
DOLLAR TREE INC                COM              256746108     1938    40115 SH       Sole                    18300             21815
DOMINION RESOURCES INC VA      COM              25746U109       37      946 SH       Sole                      946                 0
DRESSER RAND GROUP INC         COM              261608103     1592    50360 SH       Sole                    24830             25530
DTE ENERGY CO                  COM              233331107       44     1000 SH       Sole                     1000                 0
DUKE ENERGY HOLDING CORP       COM              26441C105       56     3277 SH       Sole                     3277                 0
EMERGENCY MEDICAL SERVICES     COM              29100P102     4557    84150 SH       Sole                    24075             60075
EOG RESOURCES                  COM              26875P101     1781    18309 SH       Sole                    14468              3841
EQUINIX INC                    COM              29444U502     1969    18550 SH       Sole                     9140              9410
EXCO RES INC                   COM              269279402     2247   105843 SH       Sole                    52257             53586
EXPRESS SCRIPTS INC            COM              302182100     9399   108755 SH       Sole                    32062             76693
EXXON MOBIL CORP               COM              30231G102     1595    23389 SH       Sole                    23389                 0
FEDEX                          COM              31428X106     1154    13832 SH       Sole                    10942              2890
FLOWSERVE CORP                 COM              34354P105     8535    90292 SH       Sole                    12734             77558
FLUOR                          COM              343412102       55     1220 SH       Sole                     1060               160
FORD MOTOR                     COM              345370860     1964   196394 SH       Sole                   155324             41070
FREEPORT MCMORAN COPPER & GOLD COM              35671D857    11451   142617 SH       Sole                    39107            103510
GAP INC                        COM              364760108     1605    76593 SH       Sole                    60323             16270
GENERAL MILLS INC              COM              370334104    11203   158209 SH       Sole                    41654            116555
GENOPTIX INC                   COM              37243V100     1926    54210 SH       Sole                    26695             27515
GENTEX                         COM              371901109     4859   272210 SH       Sole                    70415            201795
GILEAD SCIENCES INC            COM              375558103    10045   232143 SH       Sole                    63997            168146
GOLDMAN SACHS GROUP INC        COM              38141G104     1891    11197 SH       Sole                     8862              2335
GOODRICH CORP                  COM              382388106      129     2000 SH       Sole                     2000                 0
GOOGLE INC                     COM              38259P508    13305    21460 SH       Sole                     4600             16860
HALLIBURTON                    COM              406216101     1728    57435 SH       Sole                    45381             12054
HESS CORPORATION               COM              42809H107       30      500 SH       Sole                      500                 0
HEWLETT PACKARD CO             COM              428236103     8695   168810 SH       Sole                    39760            129050
HMS HLDGS CORP                 COM              40425J101     1691    34740 SH       Sole                    17205             17535
HOME DEPOT INC                 COM              437076102     8038   277832 SH       Sole                    76787            201045
IPC THE HOSPITALIST            COM              44984A105     1574    47335 SH       Sole                    23325             24010
JOHNSON & JOHNSON              COM              478160104      193     3000 SH       Sole                     3000                 0
JOS A BANK CLOTHIERS INC       COM              480838101     1879    44540 SH       Sole                    21950             22590
JOY GLOBAL INC                 COM              481165108     1561    30277 SH       Sole                    23967              6310
JPMORGAN CHASE & CO            COM              46625H100     8010   192233 SH       Sole                    61832            130401
JUNIPER NETWORKS               COM              48203R104     8289   310803 SH       Sole                    43997            266806
KENNAMETAL INC                 COM              489170100      104     4000 SH       Sole                     4000                 0
KINETIC CONCEPTS               COM              49460W208     3853   102345 SH       Sole                    21625             80720
KOHLS CORP                     COM              500255104     9117   169052 SH       Sole                    45947            123105
KROGER CO                      COM              501044101      100     4890 SH       Sole                     4890                 0
LAM RESEARCH                   COM              512807108     1226    31256 SH       Sole                    24786              6470
LUBRIZOL                       COM              549271104     8677   118940 SH       Sole                    31705             87235
MAGNA INTERNATIONAL            COM              559222401     1501    29667 SH       Sole                    23472              6195
MARRIOTT INTERN                COM              571903202       20 718.2362 SH       Sole                 558.1654          160.0708
MARVELL TECHNOLOGY GROUP       COM              G5876H105     9397   452880 SH       Sole                    64243            388637
MASTERCARD INC                 COM              57636Q104    13866    54167 SH       Sole                    13785             40382
MCDONALDS CORP                 COM              580135101     9048   144903 SH       Sole                    42988            101915
MEDTRONIC INC                  COM              585055106     3459    78653 SH       Sole                    15703             62950
MICROSOFT CORP                 COM              594918104    16941   555803 SH       Sole                   126338            429465
MONOLITHIC PWR SYS INC         COM              609839105     2083    86885 SH       Sole                    42816             44069
MONSTER WORLDWIDE INC          COM              611742107       29     1685 SH       Sole                      880               805
MORGAN STANLEY                 COM              617446448     8473   286255 SH       Sole                    80725            205530
Myriad Pharmaceuticals         COM              62856H107        0       45 SH       Sole                        0                45
NATIONAL OIL WELL VARCO        COM              637071101     9115   206727 SH       Sole                    59067            147660
NETLOGIC MICROSYSTEMS INC      COM              64118B100     1447    31290 SH       Sole                    15420             15870
NEUTRAL TANDEM INC             COM              64128B108     1497    65795 SH       Sole                    32395             33400
NEWMARKET                      COM              651587107     1605    13985 SH       Sole                     6890              7095
NORFOLK SOUTHERN CORP          COM              655844108      157     3000 SH       Sole                     3000                 0
NOVELLUS SYSTEMS               COM              670008101     8535   365690 SH       Sole                    77440            288250
NUVASIVE                       COM              670704105     1283    40125 SH       Sole                    19790             20335
OCCIDENTAL PETROLEUM           COM              674599105     1872    23015 SH       Sole                    18060              4955
OLD DOMINION FREIGHT           COM              679580100        1       45 SH       Sole                        0                45
ORACLE CORP                    COM              68389X105     6531   266226 SH       Sole                    37753            228473
OWENS - ILLINOIS               COM              690768403       28      855 SH       Sole                      740               115
PEETS COFFEE & TEA             COM              705560100     1062    31830 SH       Sole                    15690             16140
PEGASYSTEMS INC                COM              705573103     1754    51575 SH       Sole                    25450             26125
PEPSICO INC                    COM              713448108      107     1760 SH       Sole                     1760                 0
PIPER JAFFRAY COS              COM              724078100     1152    22760 SH       Sole                    11215             11545
PRICELINE.COM                  COM              741503403     5827    26680 SH       Sole                     3800             22880
QUEST DIAGNOSTICS              COM              74834L100     7282   120598 SH       Sole                    31338             89260
RED HAT INC                    COM              756577102     6659   215495 SH       Sole                    47100            168395
RHYTHMS NETCONNECTIONS INC     COM              762430205        0     9400 SH       Sole                     9400                 0
RIGHTNOW TECHNOLOGIE           COM              76657R106     1533    88230 SH       Sole                    43565             44665
ROVI CORP                      COM              779376102     1449    45460 SH       Sole                    22365             23095
SCHWEITZER-MAUDUIT             COM              808541106     1298    18445 SH       Sole                     9130              9315
SCOTTS CO                      COM              810186106     1470    37390 SH       Sole                    18425             18965
SHERWIN WILLIAMS CO            COM              824348106      185     3000 SH       Sole                     3000                 0
SIGNATURE BANK                 COM              82669G104     1585    49695 SH       Sole                    24480             25215
